Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disclosure Of Detailed Information About Cash And Cash Equivalents [Explanatory Text Block]	Cash and cash equivalents include both cash in banks and on hand. Cash and cash equivalents as of 30 June 2023 and 31 December 2022 are as follows (in thousands):
	30 June 2023	31 December 2022
Cash and cash equivalents denominated in US dollars	9,609	10,377
Cash and cash equivalents denominated in other currencies	50,857	56,050
	60,466	66,427